Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	$ 1,371	$ 750	$ 3,405
Property acquisitions, unproved	26	15	91
Exploration	12	37	71
Development	4,557	2,536	5,269
Costs incurred	5,966	3,338	8,836
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	1,371	750	3,405
Property acquisitions, unproved	26	15	91
Exploration	4	22	38
Development	4,301	2,338	4,687
Costs incurred	5,702	3,125	8,221
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	0	0
Exploration	0	0	0
Development	208	104	349
Costs incurred	208	104	349
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	0	0
Exploration	8	15	33
Development	48	94	233
Costs incurred	$ 56	$ 109	$ 266